UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2022

Item #1. Reports to Stockholders.

INDEX	Alpha Dog ETF

SEMI-ANNUAL REPORT

For the Period Ended March 31, 2022* (unaudited)

*Commencement of Operations October 15, 2021

ALPHA DOG ETF

Important Disclosure Statement

The Alpha Dog ETF’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 844-745-5220 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Gea Sphere, LLC is the investment advisor of the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2022 and are subject to change at any time. For most recent information, please call 844-745-5220.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Portfolio Composition as of March 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	35.44%
Consumer Discretionary	21.78%
Healthcare	12.70%
Financial	11.84%
Communication Services	8.24%
Materials	3.76%
Consumer Staples	2.90%
Industrial	1.92%
Real Estate	0.93%
Money Market Fund	0.56%
100.07%

Options Written:
Call Options	-0.76%
Total Options Written	-0.76%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments
March 31, 2022 (unaudited)

		Shares	Fair Value
99.51%	COMMON STOCKS

8.24%	COMMUNICATIONS SERVICES
	Alphabet, Inc. Class A	804	$2,236,205
	Discover, Inc. Class A	51,449	1,282,109
	Live Nation Entertainment, Inc.*	6,240	734,074
	Paramount Global	67,970	2,569,946
			6,822,334

21.78%	CONSUMER DISCRETIONARY
	Etsy, Inc.*	5,298	658,435
	Expedia Group, Inc.	11,640	2,277,599
	Garmin Ltd.	10,292	1,220,734
	Hilton Worldwide Holdings*	17,769	2,696,268
	Home Depot, Inc.	3,559	1,065,315
	Lowe’s Cos., Inc.	6,578	1,330,006
	Marriott International, Inc.*	12,896	2,266,472
	MGM Resorts International	19,450	815,733
	O’Reilly Automotive, Inc.*	2,196	1,504,172
	Tesla, Inc.*	3,888	4,189,709
			18,024,443

2.90%	CONSUMER STAPLES
	Pepsico, Inc.	14,327	2,398,053

11.84%	FINANCIAL
	American Express Co.	15,342	2,868,954
	Berkshire Hathaway Class B*	4,563	1,610,328
	Grayscale Bitcoin Trust*	25,663	783,748
	Grayscale Ethereum Trust*	48,123	1,296,915
	Silvergate Capital Corp.*	11,261	1,695,569
	The Charles Schwab Corp.	18,277	1,540,934
			9,796,448

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Shares	Fair Value
12.70%	HEALTH CARE
	Amgen, Inc.	10,851	$2,623,989
	CVS Health Corp.	14,166	1,433,741
	Eli Lilly and Company	5,855	1,676,696
	Horizon Therapeutics PLC	8,485	892,707
	Insmed, Inc.*	34,194	803,559
	Johnson & Johnson	12,648	2,241,605
	Seagen, Inc.*	5,831	839,956
			10,512,253

1.92%	INDUSTRIAL
	W. W. Grainger, Inc.	3,087	1,592,244

35.44%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	14,119	1,543,771
	Apple, Inc.	13,816	2,412,412
	Block, Inc.*	18,565	2,517,414
	Broadcom, Inc.	2,618	1,648,502
	Crowdstrike Holdings, Inc.*	7,750	1,759,870
	Hewlett-Packard Enterprise	46,560	778,018
	Marathon Digital Holdings, Inc.*	90,120	2,518,854
	Microsoft Corp.	9,954	3,068,918
	Nvidia Corp.	12,792	3,490,425
	Oracle Corp.	18,838	1,558,468
	SolarEdge Technologies, Inc.	23,236	2,687,243
	Unity Software, Inc.*	4,577	1,475,488
	Visa, Inc.	7,459	740,007
	Maximus, Inc.	14,127	3,132,945
			29,332,335

3.76%	MATERIALS
	Alamos Gold, Inc.	183,577	1,545,718
	Westrock Co.	33,215	1,562,101
			3,107,819

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Shares	Fair Value
0.93%	REAL ESTATE
	American Tower Corp.	3,063	$769,487

99.51%	TOTAL COMMON STOCKS
	(Cost: $78,254,445)		82,355,416

0.56%	MONEY MARKET FUNDS
	Dreyfus Treasury Securities Cash Management-Service Shares 0.01%**	459,563	459,563
	(Cost: $459,563)

100.07%	TOTAL INVESTMENTS
	(Cost: $78,714,008)		82,814,979
-0.07%	Liabilities in excess of other assets		(54,523)
100.00%	NET ASSETS		$82,760,456

*Non-Income Producing

**Effective 7 day yield as of March 31, 2022

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

-0.76%CALL OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Alphabet Inc	7	$(1,946,945)	$2,925.00	4/14/2022	$(10,836)
	Amgen Inc.	106	(2,563,292)	245.00	4/14/2022	(22,048)
	Apple Inc.	130	(2,269,930)	170.00	4/14/2022	(83,460)
	Block Inc.	182	(2,467,920)	160.00	4/14/2022	(17,472)
	Broadcom Inc.	25	(1,574,200)	645.00	4/14/2022	(21,750)
	Crowdstrike Holdings Inc.	76	(1,725,808)	250.00	4/14/2022	(16,264)
	Discovery Inc.	500	(1,246,000)	30.00	4/14/2022	(6,500)
	Eli Lilly and Company	57	(1,632,309)	300.00	4/14/2022	(6,897)
	Etsy Inc.	50	(621,400)	165.00	4/14/2022	(950)
	Expedia Group Inc.*	114	(2,230,638)	207.50	4/14/2022	(29,298)
	Grainger W.W. Inc.	30	(1,547,370)	530.00	4/14/2022	(13,800)
	Hilton Worldwide Holdings	175	(2,655,450)	165.00	4/14/2022	(11,375)
	Home Depot Inc.	35	(1,047,655)	335.00	4/14/2022	(945)
	Insmed Inc.	330	(775,500)	25.00	4/14/2022	(9,900)
	Johnson & Johnson	124	(2,197,652)	180.00	4/14/2022	(12,772)
	Live Nation Entertainment	61	(717,604)	125.00	4/14/2022	(7,381)
	Marathon Digital Holdings	887	(2,479,165)	37.00	4/14/2022	(25,723)
	MGM Resorts International	191	(801,054)	45.00	4/14/2022	(5,730)
	Microsoft Corp.	98	(3,021,438)	317.50	4/14/2022	(24,500)
	Nvidia Corp.	126	(3,438,036)	290.00	4/14/2022	(54,180)
	O’Reilly Automotive, Inc.	21	(1,438,416)	720.00	4/14/2022	(6,300)
	Paramount Global	669	(2,529,489)	41.50	4/14/2022	(14,718)
	Paypal Holdings Inc.	228	(2,636,820)	125.00	4/14/2022	(20,976)
	Seagen Inc.	57	(821,085)	155.00	4/14/2022	(12,825)
	Silvergate Capital Corp.	110	(1,656,270)	170.00	4/14/2022	(28,600)
	Tesla Inc.	38	(4,094,880)	1,150.00	4/14/2022	(81,700)
	The Charles Schwab Corp.	180	(1,517,580)	96.00	4/14/2022	(1,620)
	Unity Software Inc.	73	(724,233)	115.00	4/14/2022	(5,329)
	Visa Inc.	139	(3,082,603)	227.50	4/14/2022	(32,387)
	American Tower Corp.	30	(753,660)	250.00	5/20/2022	(29,100)
	Hewlett-Packard Enterprise	458	(765,318)	18.00	5/20/2022	(11,450)

-0.76%	TOTAL CALL OPTIONS WRITTEN					(626,786)
	(Premiums received: $ (776,023))

-0.76%	TOTAL OPTIONS WRITTEN					$(626,786)
	(Premiums received: $ (776,023))

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Statement of Assets and LiabilitiesMarch 31, 2022 (unaudited)

ASSETS
Investments at fair value (cost of $78,714,008) (Note 1)	$82,814,979
Cash	637,687
Dividends receivable	15,916
Receivable for capital stock sold	9,606
TOTAL ASSETS	83,478,188

LIABILITIES
Accrued advisory fees	59,582
Payable for securities purchased	31,364
Call options written at fair value (premiums received $776,023)	626,786
TOTAL LIABILITIES	717,732
NET ASSETS	$82,760,456

Net Assets Consist of:
Paid-in capital	$85,001,616
Distributable earnings (losses)	(2,241,160)
Net Assets	$82,760,456

NET ASSET VALUE PER SHARE
Net Assets	$82,760,456
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	3,375,000
Net Asset Value and Offering Price Per Share	$24.52

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Statement of OperationsOctober 15, 2021* through March 31, 2022 (unaudited)

INVESTMENT INCOME
Investment income	$449,858
Total investment income	449,858

EXPENSES
Advisory fees (Note 2)	271,533
Total expenses	271,533
Net investment income (loss)	178,325

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(7,275,246)
Net realized gain (loss) on call options written	797,506
Total net realized gain (loss)	(6,477,740)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	4,100,971
Net increase (decrease) in unrealized appreciation (depreciation) of call options written	149,237
Total change in unrealized appreciation (depreciation) of investments	4,250,208
Net realized and unrealized gain (loss) on investments	(2,227,532)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,049,207)

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Statement of Changes in Net AssetsOctober 15, 2021* through March 31, 2022 (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$178,325
Net realized gain (loss) on investments	(6,477,740)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	4,250,208
Increase (decrease) in net assets from operations	(2,049,207)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(52,805)
Decrease in net assets from distributions	(52,805)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	86,714,233
Shares redeemed	(1,851,765)
Increase (decrease) in net assets from capital stock transactions	84,862,468

NET ASSETS
Increase (decrease) during period	82,760,456
Beginning of period	—
End of period	$82,760,456

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

October 15, 2021* through March 31, 2022 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.06
Net realized and unrealized gain (loss) on investments	(0.52)
Total from investment activities	(0.46)
Distributions
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$24.52

Total Return**	(1.84%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses	0.90%
Net investment income (loss)	0.59%
Portfolio turnover rate****	264.54%
Net assets, end of period (000’s)	$82,760

(1)Per share amounts calculated using the average shares outstanding during the period.

*Commencement of Operations

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets has been annualized.

****Portfolio turnover rate is for the period October 15, 2021 through March 31, 2022, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial StatementsMarch 31, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Alpha Dog ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933 as amended. The Fund commenced operations on October 15, 2021.

The Fund’s objective is to seek capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$82,355,416	$—	$—	$82,355,416
Money Market Funds	459,563	—	—	$459,563
	$82,814,979	$—	$—	$82,814,979
Liabilities
Call Options Written	$—	$(626,786)	$—	$(626,786)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period October 15, 2021 to March 31, 2022. The Fund held no Level 3 securities at any time during the period October 15, 2021 to March 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended March 31, 2022, such reclassifications were due to the write off of capital gains from in-kind transactions:

Distributable earnings	$ (139,148)
Paid-in capital	139,148

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
Alpha Dog ETF	25,000	$250	$613,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

Derivatives

The Fund seeks to reduce risk (beta) by using options, typically on a short-term basis, for hedging purposes. Based on the investment advisor’s technical analysis, the Fund may sell a covered call option and/or, at times, purchase put option contracts on Fund holdings to hedge the Fund against short term market corrections; conversely, if the investment advisor’s technical analysis indicates a potential market upswing, the Fund may purchase a call option on one or more Fund holdings. Selling covered call options on Fund holdings is expected to be the options strategy typically most commonly applied. Call options give the buyer the right to buy an asset and the seller the obligation to sell the asset at a certain defined price. Put options give the buyer the right to sell an asset at a certain defined price. The primary objective of the Fund’s use of options is to protect against volatile market swings. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The following are the derivatives held by the Fund on March 31, 2022.

Derivative	Fair Value Liability Derivatives
Written Options – Call	$(626,786	)*

*Statements of Assets and Liabilities location: Call options written at fair value.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended March 31, 2022 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Written Options – Call	$797,506	$149,237

*Statements of Operations location: Net realized gain (loss) on call options written.

**Statements of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options written.

The effect of the derivative instruments on the Statements of Operations for the year ended March 31, 2022, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average notional value of:
Written Options	$42,334,458

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Gea Sphere, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.90%.

The Advisor has retained Toroso Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.045% on the first $250 million in net assets; 0.040% on the next $250 million in net assets; 0.035% on the next $250 million in net assets and 0.030% on any net assets in excess of $1 billion.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Ms. Bloom or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended March 31, 2022 were as follows:

Purchases	Sales
$157,027,855	$155,636,090

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2022 were as follows:

Purchases	Sales	Realized Gains
$85,994,370	$1,828,326	$139,148

NOTE 4 –

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the period ended March 31, 2022, such reclassifications were primarily due to the write off of capital gains from in-kind transactions.

The tax character of the distributions during the period ended March 31, 2022 were as follows:

Distributions paid from:
Ordinary income	$52,805

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

As of March 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$125,520
Accumulated net realized gain (loss) on investments	(6,616,888)
Net unrealized appreciation (depreciation) on investments	4,250,208
$(2,241,160)

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$77,937,985	$5,595,424	$(1,345,216)	$4,250,208

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in Creation Units. Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

Shares of beneficial interest transactions for the Fund were:

Period Ended March 31, 2022
Shares sold	3,450,000
Shares reinvested	—
Shares redeemed	(75,000)
Net increase (decrease)	3,375,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s NAV and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Derivatives Risk. The Fund may use derivative instruments such as options. There is no guarantee that the use of these instruments by the Fund will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Fund’s use of derivatives may magnify losses for the Fund.

Options Risk. Option transactions in which the Fund may engage involve the following risks:

•the writer of an option may be assigned an exercise at any time during the option period;

•disruptions in the markets for underlying instruments could result in losses for options investors;

•imperfect or no correlation between the option and securities being hedged;

•the insolvency of a broker could present risks for the broker’s customers; and

•market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

Large-Capitalization Securities Risk. Investments in large-capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small-capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

Mid- and Small-Capitalization Stock Risk. The value of mid- and small-capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Issuer Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Fund’s investments in securities that the Advisor believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Fund’s investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

Real Estate Investment Trusts (“REITS”). Investing in REITs involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

Asset Segregation Risk. The Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Fund will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, such as options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements- continuedMarch 31, 2022 (unaudited)

New Registered Investment Company Advisor Risk. Although the Advisor has implemented an investment strategy substantially similar to the Fund’s investment strategy for clients in separate accounts, the Advisor has not previously managed a registered investment company.

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests has the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 844-745-5220 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 844-745-5220 or on the SEC’s website at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AND iNVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on September 16, 2021 and October 4, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of a proposed Investment Advisory (the “Alpha Dog Advisory Agreement”) between the Trust and Gea Sphere, LLC (“Gea Sphere”) and the proposed Investment Sub-Advisory Agreement (the “Alpha Dog Sub-Advisory Agreement”) between Gea Sphere and Toroso Asset Management (“Toroso”), each with respect to the Alpha Dog ETF. The Board reflected on its discussions with the representatives from Gea Sphere and Toroso at the Meeting regarding the manner in which the Alpha Dog ETF is to be managed and the roles and responsibilities of Gea Sphere and Toroso under the Alpha Dog Advisory Agreement and the Alpha Dog Sub-Advisory Agreement (collectively, the “Alpha Dog Advisory Agreements”).

The Trustees reviewed the materials that had been provided to them in advance of the Meeting that included a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Alpha Dog Advisory Agreements and the responses of Gea Sphere and Toroso to requests for information from Trust Counsel on behalf of the Board. The Trustees noted that the responses included a copy of financial information for Gea Sphere, an expense comparison analysis for the Alpha Dog ETF and comparable ETFs, and the Alpha Dog Advisory Agreements. The Trustees considered the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the Alpha Dog Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Gea Sphere and Toroso; (ii) the investment performance of Gea Sphere; (iii) the costs of the services to be provided and profits to be realized by Gea Sphere and Toroso from the relationship with the Alpha Dog ETF; (iv) the extent to which economies of scale would be realized if the Alpha Dog ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Alpha Dog Advisory Agreements, including: (i) information regarding the services and support to be provided by Gea Sphere and Toroso to the Alpha Dog ETF and its shareholders; (ii) presentations by management of Gea Sphere and Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Alpha Dog ETF; (iii) information pertaining to the compliance structure of Gea Sphere and Toroso; (iv) disclosure information contained in the Alpha Dog ETF’s registration statement and Gea Sphere’s Form ADV and/or the policies and procedures of Gea Sphere and Toroso; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Alpha Dog Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Gea Sphere and Toroso, including financial information, personnel and the services to be provided by Gea Sphere and Toroso to the Alpha Dog ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Alpha Dog ETF and comparative expense and performance information for other ETFs with strategies similar to the Alpha Dog ETF prepared by an independent third party; (iii) the anticipated effect of size on the Alpha Dog ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Gea Sphere and Toroso from their relationship with the Alpha Dog ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the Alpha Dog Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Alpha Dog Advisory Agreements, the Trustees considered numerous factors, including:

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The nature, extent, and quality of the services to be provided by Gea Sphere and Toroso.

In this regard, the Board considered the responsibilities of Gea Sphere and Toroso under their respective Alpha Dog Advisory Agreements. The Board reviewed the services to be provided by Gea Sphere and Toroso to the Alpha Dog ETF, including, without limitation, Gea Sphere’s process for formulating investment recommendations and the processes of both Gea Sphere and Toroso for assuring compliance with the Alpha Dog ETF’s investment objectives and limitations; Toroso’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Gea Sphere for the Alpha Dog ETF among the service providers; and the anticipated efforts of Gea Sphere to promote the Alpha Dog ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Gea Sphere and Toroso; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Gea Sphere in supervising Toroso as a sub-adviser to the Alpha Dog ETF and the relationship between and Gea Sphere and Toroso. After reviewing the foregoing and further information from Gea Sphere and Toroso, the Board concluded that the quality, extent, and nature of the services to be provided by Gea Sphere and Toroso was satisfactory and adequate for the Alpha Dog ETF.

The investment performance of Gea Sphere.

The Board noted that the Alpha Dog ETF had not yet commenced operations. The Trustees considered the performance of Gea Sphere in managing a fully discretionary private advisory account, the Gea Sphere Core model portfolio, with an objective, policies and strategies that are substantially similar to the those that will be utilized for the Alpha Dog ETF.

The costs of services to be provided and profits to be realized by Gea Sphere and Toroso from the relationship with the Alpha Dog ETF.

In this regard, the Board considered the financial condition of Gea Sphere and the level of commitment to the Alpha Dog ETF by Gea Sphere and its principal. The Board also considered the projected assets and proposed expenses of the Alpha Dog ETF, including the nature and frequency of advisory payments. The Board noted the information on projected profitability provided by Gea Sphere and Toroso. The Trustees considered the unitary fee structure proposed by Gea Sphere. The Board compared the proposed unitary fee of the Alpha

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Dog ETF to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the Alpha Dog ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the Alpha Dog ETF’s projected expense ratio and advisory fee were each higher than the median of its peer group and the peer group’s Morningstar category. The Trustees further noted Gea Sphere’s representation that the Alpha Dog ETF’s options strategy distinguishes it from the funds in the peer group selected by Broadridge which have mainly long-only positions. The Board considered the fees charged by Gea Sphere to client accounts with strategies similar to the Alpha Dog ETF and considered that such accounts receive customized strategies, advice and personal service from the Alpha Dog ETF’s portfolio manager, which is above and beyond the service or interaction expected by or typically provided to ETF shareholders. The Board also considered the split of the advisory fees paid to Gea Sphere versus those paid to Toroso and the respective services provided by each to the Alpha Dog ETF. The Trustees further considered that Toroso represented that its proposed fee for sub-advising the Alpha Dog ETF is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability and fees to be paid to Gea Sphere (who in turn will pay Toroso) were within an acceptable range in light of the services to be rendered by Gea Sphere and Toroso.

The extent to which economies of scale would be realized as the Alpha Dog ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Alpha Dog ETF’s investors.

The Trustees considered that it was not anticipated that the Alpha Dog ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Alpha Dog ETF; the basis of decisions to buy or sell securities for the Alpha Dog ETF; the substance and administration of the Code of Ethics and other relevant policies of Gea Sphere and Toroso. The Board noted that Gea Sphere and Toroso have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Alpha Dog ETF.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board also considered potential benefits for Gea Sphere and Toroso in managing the Alpha Dog ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Gea Sphere and Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Gea Sphere and Toroso from managing the Alpha Dog ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Alpha Dog Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Alpha Dog Advisory Agreements were each approved for an initial two-year term.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 15, 2021 and held for the period ended March 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value*	Ending Account Value 3/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended** 3/31/22
Alpha Dog ETF	$1,000.00	$991.53	0.90%	$4.12
Hypothetical***	$1,000.00	$1,020.44	0.90%	$4.53

*Beginning account value date for the Alpha Dog ETF is its date of commencement of operations, October 15, 2021. Beginning account value date for the Hypothetical Example is the six months period beginning October 1, 2021.

**Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by number of days in the most recent fiscal period (168 days for the Alpha Dog ETF, 182 days for the Hypothetical Example) divided by 365 days in the current year.

***5% return before expenses

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Gea Sphere, LLC
55 Mystery Farm Road
Cranston, Rhode Island, 02921

Investment Sub-Advisor:

Toroso Asset Management
898 N. Broadway, Suite 2
Massapequa, New York 11758

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 7, 2022

* Print the name and title of each signing officer under his or her signature.